S000069533 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares ESG Select Screened S&P Mid-Cap ETF | iShares ESG Select Screened S&P Mid-Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	8.08%	12.24%	16.80%	(14.33%)	23.53%